Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Movements in GHI Shares and GHL Ordinary Shares
Movements in GHL Class A ordinary shares and Class B ordinary shares (collectively “GHL Ordinary Shares”):

(in thousands of shares)	Class A ordinary shares			Class B ordinary shares
	2025	2024	2023	2025	2024	2023
In issue at January 1	3,950,499	3,813,341	3,736,078	119,799	120,403	125,780
Issued for acquisition of non-controlling interests	—	121,450	6,901	—	—	—
Issued for restricted ordinary shares	—	—	—	4,471	4,920	—
Restricted share units vested	57,741	59,329	53,416	4,188	7,194	4,498
Exercise of share options	3,738	6,964	2,399	11,586	—	—
Issued under equity stock purchase plan	4,075	4,159	5,153	—	—	—
Repurchase and retirement of ordinary shares	(58,450)	(67,462)	—	—	—	—
Conversion of Class B ordinary shares to Class A ordinary shares	11,688	12,718	9,394	(11,688)	(12,718)	(9,394)
Canceled or forfeited restricted ordinary shares	—	—	—	—	—	(481)
In issue at December 31	3,969,291	3,950,499	3,813,341	128,356	119,799	120,403
Restricted ordinary shares issued but not fully vested	—	—	—	(8,162)	(4,920)	(10,337)
In issue at December 31 – fully paid	3,969,291	3,950,499	3,813,341	120,194	114,879	110,066
Authorized	49,500,000	49,500,000	49,500,000	500,000	500,000	500,000

Summary of Reserves of the Group	The reserves of the Group comprise the following balances:

	2025	2024
(in $ millions)	$	$
Share-based payment reserve	350	392
Foreign currency translation reserve	21	(76)
Other reserve	(34)	(119)
	337	197